Investment Strategy - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	Dec. 01, 2025
STRATEGIC ALLOCATION: CONSERVATIVE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	49%	6%
Operating Range	39-51%	38-55%	2-20%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Strategy Portfolio Concentration [Text]	The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments.
STRATEGIC ALLOCATION: MODERATE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	32%	4%
Operating Range	53-73%	21-41%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Strategy Portfolio Concentration [Text]	The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments.
STRATEGIC ALLOCATION: AGGRESSIVE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	79%	20%	1%
Operating Range	60-90%	10-30%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Strategy Portfolio Concentration [Text]	The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments.